NYSE Regulation

NYSE Regulation, Inc.
20 Broad Street
New York, NY 10005
nyseregulation.com

10013479

001-05805

October 4, 2010

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	Issuer:	JPMorgan Chase & Co.
	CIK:	0000019617
	SEC File No.:	001-05805
	Form 8-A Date:	10/4/2010

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. received (on September 30, 2010) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

JPMorgan Double Short US Long Bond Treasury Futures ETNs due September 30, 2025

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Clinton Clark
Corporate Compliance